Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	$ 8,068	$ 10,022
US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	8,068	10,022
Maturity Overnight [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	8,068	10,022
Maturity Overnight [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	8,068	10,022
Maturity Less than 30 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	0	0
Maturity Less than 30 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	0	0
Maturity 30 to 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	0	0
Maturity 30 to 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	0	0
Maturity Greater than 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	0	0
Maturity Greater than 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement	$ 0	$ 0